Accumulated Other Comprehensive Income (Loss), Net of Tax (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss), Net of Tax

The changes in accumulated other comprehensive income (loss) by component and related tax effects for each period were as follows:

	2015			2014			2013
	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax

Change in net investment hedge	(190)	—	(190)	(214)	—	(214)	68	—	68
Change in fair value cash flow hedges	(2)	—	(2)	—	—	—	(9)	—	(9)
Less: adjustment for (gains) losses on fair value cash flow hedges	2	—	2	2	—	2	5	—	5
Change in foreign currency translation adjustment	131	—	131	140	—	140	(27)	—	(27)
Change in net actuarial gain (loss)	28	3	31	(68)	2	(66)	20	(10)	10
Change in unrealized gains (losses) available-for-sale securities	(1)	—	(1)	1	—	1	—	—	—

Total other comprehensive income (loss)	(32)	3	(29)	(139)	2	(137)	57	(10)	47